As filed with the Securities and Exchange Commission on September 3, 2026

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	507	[ X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X]
Amendment No.	509	[ X]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

535 Madison Avenue, 37th Floor

New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Angela Brickl

535 Madison Avenue, 37th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Franklin Na Fatima Sulaiman
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On September 25, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  456 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 5, 2026, and pursuant to Rule 485(a)(2) would become effective on May 19, 2026.

Post-Effective Amendment No. 465 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 18, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 474 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 480 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 486 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 492 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 14, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 495 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 21, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 497 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 26, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 500 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 28, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 504 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 4, 2026, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No.  507 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 507 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 507 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on September 3, 2026.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 507 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board	September 3, 2026

/s/ Angela Brickl Angela Brickl	Trustee	September 3, 2026

/s/ David L. Driscoll* David L. Driscoll	Trustee	September 3, 2026

/s/ Kathleen M. Berkery* Kathleen M. Berkery	Trustee	September 3, 2026

/s/ Mary Jo Collins* Mary Jo Collins	Trustee	September 3, 2026

/s/ Carlyle Peake* Carlyle Peake	Trustee	September 3, 2026

/s/ Bradley Kurtzman* Bradley Kurtzman	Trustee	September 3, 2026

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Executive Officer	September 3, 2026

/s/ Corey Noltner* Corey Noltner	Principal Financial Officer	September 3, 2026

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 429 to the Trust’s Registration Statement filed with the SEC on February 26, 2025.